Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2021 and 2020 are as follows:

	Balance as of December 31, 2021		Balance as of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	9,550	206,763	898	302,302
Foreign exchange derivatives instruments	3,410	-	661	-
Notes conversion option (Note 14)	-	16,690	-	25,882
Total	12,960	223,453	1,559	328,184

Maturities of notional and fair value amounts of interest rate derivatives designated as cash flow hedges
The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2021 and 2020.

Notionals	Balance as of December 31, 2021		Balance as of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	71,386	106,191	61,364	120,874
Between 1 and 2 years	304,930	240,197	296,828	249,785
Between 2 and 3 years	262,973	271,350	257,548	276,111
Subsequent years	217,989	860,777	292,011	852,696
Total	857,278	1,478,515	907,752	1,499,466

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2021 and 2020:

Fair value	Balance as of December 31, 2021		Balance as of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	678	(15,039)	59	(21,042)
Between 1 and 2 years	1,810	(33,670)	255	(48,276)
Between 2 and 3 years	2,268	(39,834)	305	(55,220)
Subsequent years	4,794	(118,220)	280	(177,764)
Total	9,550	(206,763)	898	(302,302)